CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Q2) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Loss for the periods	$ (49,827)	$ (25,194)	$ (60,366)	$ 82,643	$ (55,826)
Revenues recognized on acceptance of cryptocurrencies	(153,526)	(156,640)	(304,962)	(333,668)	(170,228)
Depreciation and amortization	36,223	29,251	66,424	63,055	112,037
Listing fee	33,151
Share-based payment expenses	21,847	54,425	90,648	88,355
(Gain) / loss on disposal of property, plant and equipment	51	(554)	(662)	(56)	(66)
Changes in fair value of financial assets at fair value through profit or loss	(2,238)		841
Net gain on disposal of financial assets at fair value through profit or loss			(213)
Loss on disposal of mining machines	572		497	36	2,984
Loss / (gain) on disposal of cryptocurrencies	(471)	2,230	3,131	(18,725)	(2,716)
Change in fair value of cryptocurrency lent				3,735
Impairment charges	(1)	561		2,567	4,236
Loss on foreign currency transactions	2,335	3,903	2,881	226	(618)
Gain on extinguishment of debt				(880)
Gain on settlement of balance with Bitmain				(4,468)
Loss on disposal of subsidiaries				8
Interest income	(4,074)	(777)	(4,291)	(2,947)	(419)
Interest expense on bank loan				3	6
Interest accretion on lease liabilities	1,299	1,132	2,425	1,217	817
Interest expense on convertible debt	1,390	1,374	2,778	1,223
Gain on lease modification				(205)	(6)
Income tax expenses / (benefit)	(2,807)	7,975	(4,400)	48,246	(7,961)
Changes in:
Restricted cash	2,017		(1,184)	(2,971)	(2,622)
Trade receivables	(800)	(12,569)	(5,350)	(13,258)
Prepayments and other assets	(39,622)	(24,393)	(21,913)	(4,070)	(5,381)
Mining machines held for sale	4	571	1,002	5,957	17,440
Amounts due from a related party	90	212	337	(413)
Trade payables	862	(2,382)	(6,018)	12,508	512
Deferred revenue	(52)	(6,369)	(9,159)	6,782	(2,151)
Amounts due to a related party	(189)		297	19
Other payables and accruals	(4,836)	(3,055)	1,299	12,667	1,670
Cash used in operating activities:	(158,602)	(130,299)	(245,958)	(52,414)	(108,292)
Interest paid on leases	(1,299)	(1,132)	(2,425)	(1,217)	(842)
Interest paid on convertible debt	(1,207)	(1,207)	(2,433)	(1,080)
Interest received	4,074	422	2,791	2,202	340
Income tax paid	(95)	(19,629)	(20,012)	(19)	(382)
Income tax refunded				62
Net cash used in operating activities	(157,129)	(151,845)	(268,037)	(52,466)	(109,176)
Cash flows from investing activities
Purchase of property, plant and equipment, investment properties and intangible assets	(24,609)	(49,800)	(63,200)	(62,882)	(19,851)
Purchase of mining machines	(62,510)			(26,611)	(124,033)
Purchase of financial assets at fair value through profit or loss	(1,400)	(10,750)	(61,550)
Proceeds from disposal of financial assets at fair value through profit or loss	31,111		1,213
Purchase of cryptocurrencies		(186,006)	(285,990)	(60,045)
Loans to related parties			(322)	(32,166)	(161,000)
Repayments from a related party		923	1,087	21,698	194,353
Lending to a third party	(62)	(1,226)	(2,546)
Proceeds from disposal of property, plant and equipment	29	597
Proceeds from disposal of property, plant and equipment and intangible assets			962	877	159
Proceeds from disposal of cryptocurrencies	125,240	351,265	560,988	568,553	173,063
Proceeds from disposal of mining machines					51
Collection of receivables from previously disposed subsidiaries		9,881	9,881	(14,855)
Cash paid for asset acquisition, net of cash acquired			(26,730)
Net cash generated from investing activities	67,799	114,884	133,793	394,569	62,742
Cash flows from financing activities
Proceeds from bank loan					871
Capital element of lease rentals paid	(2,632)	(1,623)	(3,884)	(4,181)	(4,517)
Capital contribution received from related party					420,000
Deemed distribution to related parties				(10,943)	(394,772)
Repayments of borrowings from related parties				(29,302)
Proceeds from convertible debt				30,000
Borrowings from related parties					9,194
Net payment related to Business Combination	(7,651)
Net cash generated from / (used in) financing activities	(10,283)	(1,623)	(3,884)	(14,426)	30,776
Net (decrease) / increase in cash and cash equivalents	(99,613)	(38,584)	(138,128)	327,677	(15,658)
Cash and cash equivalents at January 1	231,362	372,088	372,088	44,753	59,826
Effect of movements in exchange rates on cash and cash equivalents held	(1,546)	(2,734)	(2,598)	(342)	585
Cash and cash equivalents at December 31/June 30	$ 130,203	$ 330,770	$ 231,362	$ 372,088	$ 44,753